Accounts payable for business combination (Details 1) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021
Accounts payable for business combination
Balance at beginning of period		R$ 85,726
Monetary adjustment (i)	[1]	9,108	R$ 3,091
Price adjustment review		2,582
Acquisitions (note 9)		177,541	133,573
Exchange variation		(11,114)
Fair value adjustment		9,132
Payment		(68,026)	(50,938)
Balance at end of period		204,949	85,726
Dextra
Accounts payable for business combination
Balance at beginning of period		85,726
Monetary adjustment (i)	[1]	8,430	3,091
Price adjustment review		2,365
Acquisitions (note 9)		0	133,573
Exchange variation		0
Fair value adjustment		0
Payment		(62,338)	(50,938)
Balance at end of period		34,183	85,726
Somo
Accounts payable for business combination
Balance at beginning of period		0
Monetary adjustment (i)	[1]	0
Price adjustment review		0
Acquisitions (note 9)		92,600
Exchange variation		(12,102)
Fair value adjustment		8,958
Payment		(5,688)
Balance at end of period		83,768	0
Box 1824
Accounts payable for business combination
Balance at beginning of period		0
Monetary adjustment (i)	[1]	678
Price adjustment review		(558)
Acquisitions (note 9)		9,845
Exchange variation		0
Fair value adjustment		174
Payment		0
Balance at end of period		10,139	0
NTERSOL
Accounts payable for business combination
Balance at beginning of period		0
Monetary adjustment (i)	[1]	0
Price adjustment review		775
Acquisitions (note 9)		75,096
Exchange variation		988
Fair value adjustment		0
Payment		0
Balance at end of period		R$ 76,859	R$ 0

[1]	Adjusted by the CDI rate.